Rule 497(e)
                                                 File No. 33-59692


                         RYDEX SERIES TRUST

                  Supplement dated November 6, 1996
                                 to
                  Prospectus dated November 1, 1996



                  For All New Jersey Distributions

   Investment in a Fund may involve a higher degree of risk than an investment in a more traditional open-end investment company because the Funds (other than the Money Market Fund) m a y employ aggressive investment techniques, including engaging in short sales and transactions in futures contracts and futures contracts on stock indexes and in options on securities, stock indexes, futures contracts, and futures contracts on stock indexes. Shares of the Ursa Fund and the Juno Fund are speculative securities. The Metals Fund engages in transactions in commodities futures contracts, while the Bond Fund engages in transactions in futures contracts and options on futures contracts on U.S. Treasury securities. The Nova Fund and the Bond Fund will also use the speculative technique known as leverage. Each of these investment techniques has advantages and disadvantages, both of which should be carefully evaluated by the investor. The principal risk factors for these investment techniques are discussed in more detail on pages 4 through 6 and 16 through 29 in the Trust's prospectus. The shares of the Funds, therefore, may be suitable for only highly-sophisticated and accredited investors. The caption "Investment Objectives and Policies," on page 16 in the Trust's prospectus, is amended to read "Investment Objective, Policies, and Risk Considerations."

   As discussed at pages 27 through 28 in the Trust's prospectus, a Fund (other than the Money Market Fund) may purchase repurchase agreements for purposes of "cover" or as part of a cash reserve, and the Ursa Fund, the Juno Fund, and the Money Market Fund also may use reverse repurchase agreements as part of their investment strategies. The principal risk factors for both of these investment techniques are discussed in more detail on pages 27 through 28 in the Trust's prospectus.





                                                       Rule 497(e)
                                                 File No. 33-59692


                         RYDEX SERIES TRUST

                  Supplement dated November 6, 1996
                                 to
                  Prospectus dated November 1, 1996
                                 and
     Statement of Additional Information dated November 1, 1996

                     For Missouri Residents Only



                 The Rydex U.S. Government Bond Fund

   As is disclosed at page 29 under the heading Other Investment Policies, of the Trust s prospectus, the Bond Fund may, but does not presently intend to, borrow for investment purposes. This borrowing for investment, which is known as leverage, generally will be unsecured, except as described in the Trust's statement of additional information. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. This investment technique has advantages and disadvantages, both of which should be carefully evaluated by the investor. The principal risk factors for this investment technique are discussed in more detail on pages 27 through 28 of the Trust's statement of additional information.


                            The Ursa Fund

   Investment  in  the  Ursa  Fund may involve a higher degree of risk than an investment in a more traditional open-end investment company because the Ursa Fund may employ aggressive investment techniques, including engaging in short sales and transactions in options on securities and stock indexes and futures contracts on stock indexes. Each of these investment techniques has advantages and disadvantages, both of which should be carefully evaluated by the investor. The principal risk factors for each of these investment techniques are discussed in more detail at pages 4 through 6 and 16 through
   27  of  the Trust's prospectus.  The Ursa Fund is not designed for investors who cannot accept a high degree of risk in their investments, and investment in shares of the Ursa Fund may be
   s u i t able  for  only  highly-sophisticated  and  accredited
   investors.    The  Ursa  Fund  does  not  determine  or assist
   prospective  investors  in determining the suitability of Ursa
   Fund  shares  as  an  appropriate  investment  for prospective





   investors; this decision should be made by the prospective investor in consultation with his or her financial advisor.

   As is disclosed at pages 26 through 27, under the heading "Short Sales," of the Trust's prospectus, the Ursa Fund is authorized to engage in short sales, including short sales not "against the box." The Ursa Fund may make short sales only to the extent that the Ursa Fund maintains a segregated account containing cash or liquid high-grade debt securities in an amount when added to the amount deposited with the broker as collateral will equal the current value of the security sold short and not be less than the market value of the security at the time the security was sold short. The Ursa Fund's investment in short sales could be considered speculative and could result in greater risk or cost to the Ursa Fund. The Ursa Fund will generally incur a loss, as a result of a short sale transaction, if the price of the underlying security increases between the date of the short sale and the date on which the Ursa Fund replaces the borrowed security. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases of a security can equal only the total amount invested.





                                                       Rule 497(e)
                                                 File No. 33-59692


                         RYDEX SERIES TRUST

                  Supplement dated November 6, 1996
                                 to
                  Prospectus dated November 1, 1996

                   For All Wisconsin Distributions




                            The Ursa Fund

   The Ursa Fund expects that a substantial portion of its assets will be derived from professional money managers and investors who intend to invest in the Ursa Fund as part of a market-timing investment strategy. These investors are likely to redeem or exchange their Ursa Fund shares frequently to take advantage of anticipated changes in market conditions. The market-timing and trading strategies employed by investors in the Ursa Fund may result in considerable assets moving in and out of the Ursa Fund, which, in turn, would generate significant portfolio turnover and, therefore, would likely result in additional costs and higher expenses and increase the risk that the Ursa Fund will not qualify as a "regulated investment company" under the Federal tax laws. To this extent, investment in the Ursa Fund, therefore, may involve a higher degree of risk than an investment in a more traditional open-end investment company. The Ursa Fund's expected portfolio turnover and the consequences thereof are discussed in greater detail at page 21, under the heading "Special Risk Considerations," in the Trust's prospectus.

   As is disclosed at pages 26 through 27, under the heading "Short Sales," of the Trust's prospectus, the Ursa Fund is authorized to engage in short sales, including short sales not "against the box." The Ursa Fund may make short sales only to the extent that the Ursa Fund maintains a segregated account containing cash or liquid high grade debt securities in an amount when added to the amount deposited with the broker as collateral will equal the current value of the security sold short and not be less than the market value of the security at the time the security was sold short.

   As is disclosed at page 28, under the heading "Illiquid Securities," of the Trust's prospectus, the Ursa Fund may invest up to 15% of its net assets in illiquid securities, subject to more restrictive limitations on the Ursa Fund's investment in illiquid securities imposed by the securities laws of those jurisdictions in which Ursa Fund shares are





   registered for sale. As part of its investment in illiquid securities, the Ursa Fund may invest up to 10% of its total assets in securities of issuers which the Ursa Fund is restricted from selling to the public without registration u n d e r the Securities Act of 1933 (i.e., "restricted securities").

   In regard to the Ursa Fund's investment in short sales and r e s tricted securities, as noted above, each of these activities could be considered speculative and could result in greater risk or cost to the Ursa Fund.





                                                       Rule 497(e)
                                                 File No. 33-59692


                         RYDEX SERIES TRUST

                  Supplement dated November 6, 1996
                                 to
                  Prospectus dated November 1, 1996

                    For All Vermont Distributions




                            The Ursa Fund

   As discussed at pages 4 and 17 in the Trust's prospectus, the Ursa Fund seeks to provide investment results that inversely correlate to the total return of the Standard and Poor's 500 Composite Stock Price Index (the "S&P500 Index"). The Ursa Fund, though, does not expect to be able consistently to produce a return that exactly corresponds inversely with the performance of the S&P500 Index. The Ursa Fund's investment advisor, PADCO Advisors, Inc. (the "Advisor"), attempts to minimize any "tracking error" in managing the Ursa Fund's assets. While the Advisor has not established a specific bench mark correlation, the Ursa Fund will attempt to achieve an inverse correlation of the Ursa Fund's performance to that of the S&P500 Index of at least 0.90, without taking into account expenses. The Advisor will monitor this correlation between the Ursa Fund and the S&P500 Index on a daily basis and will make prompt adjustments to the Ursa Fund's portfolio and/or investment methodology in attempting to meet the Ursa
   Fund's objective. The Board of Trustees will receive regular reports setting forth the Ursa Fund's performance as compared to the performance of the S&P500 Index and the actions taken by the Advisor to respond to tracking errors.





                                                       Rule 497(e)
                                                 File No. 33-59692


                         RYDEX SERIES TRUST

                  Supplement dated November 6, 1996
                                 to
                  Prospectus dated November 1, 1996
                                 and
     Statement of Additional Information dated November 1, 1996

                     For All Texas Distributions



                            The Ursa Fund

   As discussed at page 4, under the heading "Prospectus Summary," and page 17, under the heading "The Ursa Fund," in the Trust's prospectus, the Ursa Fund seeks to provide investment results that inversely correlate to the total return of the Standard and Poor's 500 Composite Stock Price Index (the "S&P500 Index"). The aggregate prices of the 500 equity securities comprising the S&P500 Index consistently have risen over time. Given this historical performance of the S&P500 Index, investment in the Ursa Fund, therefore, may involve a higher degree of risk than an investment in a more traditional open-end investment company and investors may experience substantial losses during sustained periods of rising equity prices. Accordingly, the Ursa Fund is not designed for investors who cannot accept a high degree of risk in their investments, and investment in shares of the Ursa Fund may be suitable for only highly-sophisticated and accredited investors.

   As is disclosed at page 29 under the heading Other Investment Policies, of the Trust s prospectus, the Ursa Fund may, but does not presently intend to, borrow money. The principal risk factors for this investment technique are discussed in m o re detail at pages 7 through 8, under the heading " B o r r owing," in the Trust's statement of additional information. The Ursa Fund does not presently intend to purchase securities on margin, but, should the Ursa Fund purchase securities on margin in the future, then the Ursa Fund will do so only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

   As is disclosed at pages 26 through 27, under the heading "Short Sales," of the Trust's prospectus, the Ursa Fund is authorized to engage in short sales, including short sales not "against the box." The Ursa Fund may make short sales only to the extent that the Ursa Fund maintains a segregated account containing cash or liquid high grade debt securities in an amount that, when added to the amount deposited with the broker as collateral, will equal the current value of the





   security sold short and not be less than the market value of the security at the time the security was sold short. In addition, the Ursa Fund may make short sales only to the extent that the dollar amount of the Ursa Fund's short sales at any one time does not exceed 25% of the net equity of the Ursa Fund, and short sales by the Ursa Fund will be made only in those securities which are fully listed on a national exchange. The Ursa Fund's investment in short sales could be considered speculative and could result in greater risk or cost to the Ursa Fund. The Ursa Fund will generally incur a loss, as a result of a short sale transaction, if the price of the underlying security increases between the date of the short sale and the date on which the Ursa Fund replaces the borrowed security. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases of a security can equal only the total amount invested.


                            The Juno Fund

   The Juno Fund is designed for investors who can accept a high degree of risk in their investments. Investment in The Juno Fund is suitable only for sophisticated investors capable of understanding the complicated, high-risk investment strategies utilized by The Juno Fund.





                                                       Rule 497(e)
                                                 File No. 33-59692


                         RYDEX SERIES TRUST

                  Supplement dated November 6, 1996
                                 to
                  Prospectus dated November 1, 1996
                                 and
     Statement of Additional Information dated November 1, 1996

                   For All Maryland Distributions



                            The Juno Fund

   Investment  in  The  Juno  Fund may involve a higher degree of risk than an investment in a more traditional open-end investment company because The Juno Fund may employ aggressive investment techniques, including engaging in short sales and transactions in futures contracts and options thereon. These techniques often are referred to as "derivatives." The shares of The Juno Fund, therefore, may be suitable for only highly-sophisticated and accredited investors. Each of these derivative investment techniques has advantages and disadvantages, both of which should be carefully evaluated by the investor. The principal risk factors for each of these derivative investment techniques are discussed in more detail on pages 4 through 6 and pages 16 through 29 in the Trust's prospectus.





                                                       Rule 497(e)
                                                 File No. 33-59692


                         RYDEX SERIES TRUST

                  Supplement dated November 6, 1996
                                 to
                  Prospectus dated November 1, 1996

                      For All Indiana Investors



                            The Juno Fund

   The Juno Fund is designed for investors who can accept a high degree of risk in their investments. Investment in The Juno Fund is suitable only for sophisticated investors capable of understanding the complicated, high-risk investment strategies utilized by The Juno Fund.





                                                       Rule 497(e)
                                                 File No. 33-59692


                         RYDEX SERIES TRUST

                  Supplement dated November 6, 1996
                                 to
                  Prospectus dated November 1, 1996



   The following paragraph is hereby inserted after the fourth paragraph under Determination of Net Asset Value at page 33 in the Prospectus:

        On days when the Chicago Board of Trade ( CBOT ) is closed during its usual business hours, but the shares of the Bond Fund or Juno Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Bond Fund or Juno Fund which are traded on the CBOT are valued, at the earlier of
        (i) the time of the execution of the last trade of the day for the Bond Fund or Juno Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for the Bond Fund or Juno
        Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Bond
        Fund or Juno Fund will be the mean of the bid and a s k ed prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.